SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital, Narrative (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	53,726,718	53,702,846
EPS
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	31,254,390	31,254,390
Percentage of common stock outstanding	58.20%	58.20%
Public
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	22,472,328	22,448,456
Percentage of common stock outstanding	41.80%	41.80%